22,263-8                       Exchange Act-Forms                 1868   4-28-99

                                    FORM 13F
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                                                        OMB APPROVAL
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                                                OMB Number:      3235-0006
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: June 30, 2001
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Technology Crossover Management II, L.L.C.
________________________________________________________________________________
Address:  528 Ramona Street, Palo Alto, CA 94301
________________________________________________________________________________
Form 13F File Number: 28-05383
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carla S. Newell
--------------------------------
Title:  Attorney-in-Fact

Phone:  650-614-8200
--------------------------------
Signature, Place, and Date of Signing:

/s/ Carla S. Newell
--------------------------------
[Signature]

Palo Alto, California
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[City, State]

August 6, 2001
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                  None

Form 13F Information Table Entry Total:             5

Form 13F Information Table Value Total:             $47,534
                                                    -------------
                                                      (thousands)

List of Other Included Managers:                    None



                                          FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED     NONE
--------------------------- -------------- ---------  --------  --------    ---  ----  ------- --------  --------  ------   --------
Autoweb.com, Inc.             Common       053331104     1,377  2,929,608    SH                Sole      2,929,608     0      0
Digital Generation Systems    Common       253921100     8,240  1,985,444    SH                Sole      1,985,444     0      0
iVillage Inc.                 Common       46588H105       894    616,634    SH                Sole        616,634     0      0
Mortgage.com, Inc.            Common       61910V102        22  4,339,677    SH                Sole      4,339,677     0      0
Vastera, Inc.                 Common       92239N109    37,001  2,605,702    SH                Sole      2,605,702     0      0

                                               TOTAL    47,534
